Schedule of Investments (unaudited) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 0.2%

Auto Components — 0.0%
Lear Corp.	89	$11,283

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(a)	9,191	92

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(a)(b)	6,155	—

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	72,096	218,451
iHeartMedia, Inc., Class A(a)	3,601	53,871

		272,322

Metals & Mining — 0.0%
Ameriforge Group, Inc.(a)	832	45,760
Preferred Proppants LLC(b)	7,476	16,821

		62,581

Software — 0.0%
Avaya Holdings Corp.(a)	38	458

Utilities — 0.1%
Texgen LLC(a)(b)	5,193	199,930

Total Common Stocks — 0.2% (Cost — $799,516)		546,666

Security	Par (000)		Value

Corporate Bonds — 1.6%

Diversified Consumer Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)	USD	106	$111,366

Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., 6.13%, 01/15/21		126	126,000

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(b)(c)		654	—

Health Care Services — 0.0%
Avaya, Inc. Escrow, 7.00%, 04/01/19(a)(b)(c)(d)		827	—

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/20(a)(b)(d)		400	—

Industrial Conglomerates — 0.2%
Project Spring, (Acquired 05/09/19, cost $528,376), 10.00%, 06/30/24(b)(c)(e)		544	546,720

Machinery — 0.0%
Colfax Corp., 6.00%, 02/15/24(c)		126	133,442

Media — 0.2%
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		602	614,642
CSC Holdings LLC, 10.88%, 10/15/25(c)		65	74,040

			688,682

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		660	661,696
3.88%, 03/15/23		375	375,825

			1,037,521

Oil, Gas & Consumable Fuels — 0.5%
CNX Resources Corp., 5.88%, 04/15/22		900	857,565
CONSOL Energy, Inc., 11.00%, 11/15/25(c)		605	641,300

			1,498,865

Software — 0.4%
Infor US, Inc., 6.50%, 05/15/22		720	732,600
Informatica LLC, 7.13%, 07/15/23(c)		405	412,594

			1,145,194

Total Corporate Bonds — 1.6% (Cost — $5,299,798)			5,287,790

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Floating Rate Loan Interests(f) — 134.8%

Aerospace & Defense — 2.7%
1199169 B.C. Unlimited Liability Co., 2019 Term Loan B2, (3 mo. LIBOR + 4.00%), 6.33%, 04/06/26	USD	1,132	$1,138,342
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.99%, 12/06/25(b)		717	725,466
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, (3 mo. LIBOR + 4.00%), 6.33%, 04/06/26		2,106	2,117,316
MRO Holdings, Inc., 2019 Term Loan B, (3 mo. LIBOR + 5.00%), 7.48%, 06/04/26		665	663,338
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 7.88%, 04/03/26(b)		471	469,643
TransDigm, Inc., 2018 Term Loan F, (3 mo. LIBOR + 2.50%), 4.83%, 06/09/23		3,870	3,847,670

			8,961,775

Air Freight & Logistics — 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 1.75%), 4.02%, 01/15/25		1,077	1,079,149

Airlines — 0.9%
Allegiant Travel Co., Term Loan B, (3 mo. LIBOR + 4.50%), 7.07%, 02/05/24		924	923,685
American Airlines, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.38%, 10/12/21		759	758,125
2017 Incremental Term Loan, 12/14/23(g)		482	479,459
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 4.24%, 04/28/23		665	662,458

			2,823,727

Auto Components — 1.3%
Adient US LLC, Term Loan B, (3 mo. LIBOR + 4.25%), 6.87%, 05/06/24		361	346,560
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 5.73%, 04/30/26		1,380	1,379,144
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.33%, 05/16/24		1,815	1,788,284

Security	Par (000)		Value

Auto Components (continued)
Wand NewCo 3, Inc., 2019 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.86%, 02/05/26	USD	878	$882,829

			4,396,817

Banks — 0.4%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.51%, 11/01/24		1,254	1,224,609

Building Materials — 1.0%
Allied Universal Holdco LLC:
2019 Delayed Draw Term Loan, 0.00%, 07/10/26		309	—
2019 Term Loan B, (3 mo. LIBOR + 4.25%), 6.51%, 07/10/26		3,123	3,128,243

			3,128,243

Building Products — 1.0%
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75%, 1.00% Floor), 5.93%, 05/05/24		878	864,474
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.33%, 12/14/24		732	731,511
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 6.12%, 04/12/25		268	261,493
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.58%, 12/19/23		1,600	1,567,878

			3,425,356

Capital Markets — 2.5%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.48%, 02/13/25		1,276	1,239,645
EIG Management Co. LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.99%, 02/22/25		1,035	1,031,739
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.23%, 12/27/22		748	749,963
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.58%, 04/12/24		721	716,797
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 06/03/26		834	831,657
RPI Finance Trust, Term Loan B6, (1 mo. LIBOR + 2.00%), 4.23%, 03/27/23		1,567	1,575,130

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Markets (continued)
Travelport Finance (Luxembourg) Sarl:
2019 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%), 11.54%, 03/31/27	USD 705	$673,275
2019 Term Loan, (3 mo. LIBOR + 5.00%), 7.54%, 05/29/26	1,377	1,336,575

		8,154,781

Chemicals — 5.8%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.33%, 01/31/24	2,799	2,733,507
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.08%, 06/01/24	2,166	2,152,415
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 05/16/24	1,655	1,631,656
Chemours Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.99%, 04/03/25	630	596,895
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.15%, 06/28/24	374	374,300
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.73%, 11/07/24	776	777,318
Invictus US LLC:
1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.52%, 03/28/25	999	993,034
2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 9.27%, 03/30/26	265	262,681
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 4.83%, 03/01/26	2,684	2,670,851
Momentive Performance Materials, Inc., Term Loan B, (3 mo. LIBOR + 3.25%), 5.59%, 05/15/24	656	652,313
Oxea Holding Drei GmbH, 2017 Term Loan B2, (1 mo. LIBOR + 3.50%), 5.94%, 10/14/24	2,225	2,222,753
Plaskolite LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.56%, 12/12/25	627	623,878
PQ Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%), 4.76%, 02/08/25	1,673	1,671,085
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.61%, 10/01/25	758	744,204
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.13%, 08/07/20	254	253,275

Security	Par (000)	Value

Chemicals (continued)
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.48%, 03/08/25	USD 576	$552,217

		18,912,382

Commercial Services & Supplies — 6.6%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.60%, 11/10/23	1,893	1,896,363
Aramark Services, Inc., 2018 Term Loan B3, (3 mo. LIBOR + 1.75%), 4.08%, 03/11/25	169	168,472
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.73%, 08/04/25	1,166	1,185,915
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 5.23%, 08/04/22	1,058	1,059,579
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 5.23%, 11/03/23	1,824	1,827,200
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 5.23%, 11/03/24	716	717,051
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 4.78%, 08/15/25	1,149	1,150,150
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.48%, 10/03/23	1,892	1,900,575
Creative Artists Agency LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.23%, 02/15/24	2,135	2,138,431
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.08%, 05/09/25(b)	356	341,193
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 05/30/25	1,664	1,649,875
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 7.08%, 11/03/23(b)	407	311,235
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 4.88%, 03/09/23	402	401,046
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.98%, 05/02/22	1,645	1,642,292
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.73%, 08/27/25	3,277	3,290,565

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
West Corp., 2017 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.52%, 10/10/24	USD 1,989	$1,855,104

		21,535,046

Commercial Services & Supplies — 0.6%
Catalent Pharma Solutions Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.48%, 05/18/26	1,285	1,290,669
Diamond (BC) BV, Term Loan, 09/06/24(g)	560	506,335

		1,797,004

Communications Equipment — 0.8%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 11/21/24	963	970,647
Avaya, Inc., 2018 Term Loan B, (1 mo. LIBOR + 4.25%), 6.58%, 12/15/24	888	853,576
Ciena Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.27%, 09/26/25	813	816,389

		2,640,612

Construction & Engineering — 1.1%
AECOM, Term Loan B, (1 mo. LIBOR + 1.75%), 3.98%, 03/13/25	433	433,364
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.61%, 06/21/24	1,961	1,890,917
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.48%, 05/23/25	848	819,386
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 12/08/23	559	554,420

		3,698,087

Construction Materials — 1.7%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.24%, 08/01/24	2,479	2,475,644
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.23%, 03/29/25	2,874	2,877,209

Security	Par (000)	Value

Construction Materials (continued)
Tamko Building Products, Inc., Term Loan B, (3 mo. LIBOR + 3.25%), 5.56%, 04/23/26(b)	USD 355	$355,887

		5,708,740

Containers & Packaging — 2.6%
Berry Global, Inc.:
Term Loan Q, (1 mo. LIBOR + 2.25%), 4.63%, 10/01/22	2,946	2,943,560
USD Term Loan U, (3 mo. LIBOR + 2.50%), 4.90%, 07/01/26	1,620	1,617,813
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.59%, 04/03/24	1,669	1,641,026
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.73%, 05/16/24	658	656,520
Flex Acquisition Co., Inc., 1st Lien Term Loan, 12/29/23(g)	1,724	1,646,059

		8,504,978

Distributors — 1.3%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.23%, 10/31/23	2,830	2,812,629
TriMark USA LLC, 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.50%), 5.74%, 08/28/24(b)	1,704	1,452,420

		4,265,049

Diversified Consumer Services — 4.0%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 07/12/24	832	827,321
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (PRIME + 0.75%), 3.98%, 11/07/23	1,965	1,964,538
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.98%, 07/12/25	853	842,258
J.D. Power and Associates, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.98%, 09/07/23	847	847,276
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.58%, 05/15/24	708	705,632
Serta Simmons Bedding LLC, 1.00% Floor):
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 5.87%, 11/08/23	584	398,248

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 10.31%, 11/08/24	USD	79	$35,442
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.73%, 11/08/23		157	156,701
ServPro Borrower LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 5.73%, 03/26/26(b)		263	263,011
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.27%, 11/14/22		2,508	2,473,200
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.98%, 03/19/26		1,394	1,397,770
Uber Technologies, Inc.:
2018 Incremental Term Loan, 07/13/23(g)		2,288	2,292,141
2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.33%, 04/04/25		792	794,685

			12,998,223

Diversified Financial Services — 2.8%
Advisor Group, Inc., 2019 Term Loan, 07/31/26(b)(g)		1,019	1,011,358
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.98%, 04/04/24		2,621	2,623,026
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.87%, 08/08/25		446	439,692
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.33%, 02/07/25		1,229	1,216,006
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.73%, 07/03/24		1,181	1,180,516
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.73%, 09/06/25		512	487,756
Pregis Corp., Term Loan, 07/23/26(g)		519	517,921
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (2 mo. LIBOR + 4.25%), 6.51%, 07/30/25		684	681,898
Starwood Property Trust, Inc., 2019 Term Loan B, 07/10/26(g)		377	377,392

Security		Par (000)	Value

Diversified Financial Services (continued)
Tank Holding Corp., 2019 Term Loan B, (1 Week LIBOR + 4.00%), 6.56%, 03/26/26	USD	626	$627,959

			9,163,524

Diversified Telecommunication Services — 3.2%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.98%, 01/31/25		1,156	1,148,153
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.24%, 10/04/23		106	99,320
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.98%, 05/16/24		722	720,001
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.48%, 02/22/24		1,753	1,753,990
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 11/15/24		1,369	1,362,364
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 4.75%, 02/02/24		829	826,375
TDC A/S, Term Loan, (EURIBOR + 2.75%), 2.75%, 06/04/25	EUR	819	909,201
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.58%, 08/15/26	USD	845	840,636
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 2.50%), 4.83%, 11/17/23		498	497,527
Virgin Media Investment Holdings Ltd., Term Loan L, (LIBOR - GBP + 3.25%), 3.97%, 01/15/27	GBP	600	726,851
Zayo Group LLC:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.48%, 01/19/24	USD	175	174,947
2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 4.23%, 01/19/21		1,437	1,436,268

			10,495,633

Electric Utilities — 0.6%
TEX Operations Co. LLC, Exit Term Loan B, (1 mo. LIBOR + 2.00%), 4.23%, 08/04/23		843	844,079
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/19(a)(b)(d)		1,050	—

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 2.00%), 4.27%, 12/31/25	USD	1,133	$1,134,545

			1,978,624

Electrical Equipment — 0.7%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.98%, 04/01/24		2,298	2,287,390

Energy Equipment & Services — 0.5%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.23%, 03/01/24(b)		477	210,934
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.73%, 02/12/25(b)		1,000	985,178
Pioneer Energy Services Corp., Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 10.02%, 11/08/22(b)		520	497,900

			1,694,012

Equity Real Estate Investment Trusts (REITs) — 2.5%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.74%, 03/24/24		331	330,278
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.98%, 01/02/26(b)		1,176	1,157,320
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.23%, 03/21/25		2,465	2,464,258
RHP Hotel Properties LP, 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.33%, 05/11/24		821	821,100
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.27%, 12/20/24		3,293	3,284,071

			8,057,027

Food & Staples Retailing — 1.9%
Albertsons LLC, Term Loan B7, (1 mo. LIBOR + 3.00%), 5.23%, 11/17/25		722	722,452
BCPE Empire Holdings, Inc.:
2019 Delayed Draw Term Loan, (UNFND + 0.50%), 0.50%, 06/11/26		129	—
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 6.23%, 06/10/26		655	651,178

Security		Par (000)	Value

Food & Staples Retailing (continued)
Hearthside Food Solutions LLC:
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 6.23%, 05/23/25	USD	1,162	$1,154,687
2018 Term Loan B, (1 mo. LIBOR + 3.69%), 5.92%, 05/23/25		355	348,189
Hostess Brands LLC, 2017 Repriced Term Loan, (2 mo. LIBOR + 2.25%), 4.51%, 08/03/22		1,786	1,782,498
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.23%, 06/27/23		1,644	1,640,464

			6,299,468

Food Products — 2.6%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.11%, 10/01/25		351	352,334
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.73%, 10/10/23		1,487	1,470,936
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 4.73%, 05/01/26		1,411	1,413,018
Post Holdings, Inc., 2017 Series A Incremental Term Loan, (3 mo. LIBOR + 2.00%), 4.27%, 05/24/24		987	986,734
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.98%, 02/05/23		4,285	4,281,920

			8,504,942

Gas Utilities — 0.3%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.83%, 07/31/25(b)		917	916,315

Health Care Equipment & Supplies — 2.0%
Agiliti Health, Inc., Term Loan, (3 mo. LIBOR + 3.00%), 5.44%, 01/04/26(b)		451	451,433
Immucor, Inc., Extended Term Loan B, 06/15/21(g)		2,764	2,755,977
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 5.08%, 09/24/24		497	422,132
Orchid Orthopedic Solutions LLC, 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 6.98%, 02/26/26(b)		377	378,885

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.56%, 06/30/25	USD	2,587	$2,511,039

			6,519,466

Health Care Providers & Services — 7.9%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.73%, 06/30/25		503	503,549
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 06/07/23		2,624	2,616,425
Concentra, Inc.:
2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.21%, 06/01/22		1,130	1,129,650
2018 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 8.96%, 06/01/23		1,150	1,154,791
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.98%, 06/06/25		658	649,349
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.74%, 12/20/24		523	487,100
DuPage Medical Group Ltd.:
2018 Term Loan, (1 mo. LIBOR + 2.75%), 4.98%, 08/15/24		525	511,275
2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.23%, 08/15/25(b)		245	238,875
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.98%, 10/10/25		1,458	1,250,150
Explorer Holdings, Inc., 2016 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.08%, 05/02/23		652	650,139
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.00%, 07/02/25(b)		1,470	1,477,673
HC Group Holdings II, Inc., Term Loan B, 05/21/26(b)(g)		721	717,395
HC Group Holdings III, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.98%, 04/07/22		1,241	1,235,993
HCA, Inc.:
2018 Term Loan B10, (3 mo. LIBOR + 2.00%), 4.33%, 03/13/25		588	588,867
Term Loan B11, (3 mo. LIBOR + 1.75%), 4.08%, 03/17/23		1,377	1,378,988
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.08%, 06/07/23		2,282	2,213,735

Security		Par (000)	Value

Health Care Providers & Services (continued)
nThrive, Inc., 2016 1st Lien Term Loan, 10/20/22(g)	USD	1,902	$1,778,215
NVA Holdings, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.98%, 02/02/25		1,244	1,242,994
Radiology Partners, Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.75%), 7.19%, 07/09/25		495	490,177
ScribeAmerica Intermediate Holdco LLC, 2018 Term Loan, (1 mo. LIBOR + 4.50%), 6.88%, 04/03/25		333	328,156
Sotera Health Holdings LLC:
2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 05/15/22		1,652	1,633,859
2019 Incremental Term Loan, 05/15/22(b)(g)		745	745,931
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.98%, 02/06/24		956	835,211
Vizient, Inc., 2019 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.98%, 05/06/26		535	535,888
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.73%, 06/07/24		639	638,702
Zotec Partners LLC, 2018 Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.24%, 02/14/24(b)		731	730,492

			25,763,579

Health Care Services — 0.5%
Emerald TopCo, Inc., Term Loan, 07/24/26(g)		1,068	1,065,063
Sound Inpatient Physicians:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.98%, 06/27/25		428	425,435
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.98%, 06/26/26		234	233,024

			1,723,522

Health Care Technology — 1.9%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 7.05%, 02/11/26		2,749	2,755,131
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.73%, 03/01/24		2,392	2,385,318
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.06%, 10/10/25		653	651,083

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.33%, 03/07/24	USD	307	$307,133

			6,098,665

Hotels, Restaurants & Leisure — 11.2%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 4.03%, 10/19/24		925	924,000
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 4.62%, 09/15/23		2,318	2,316,123
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.48%, 02/16/24		4,559	4,557,959
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.98%, 12/22/24		3,016	2,990,106
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 4.48%, 08/08/21		858	858,013
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.48%, 02/14/21		499	496,304
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.23%, 08/30/23		1,740	1,740,938
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.23%, 11/30/23		1,912	1,913,927
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.33%, 03/13/25		94	93,051
Golden Nugget LLC, 2017 Incremental Term Loan B, (PRIME + 1.75%), 5.02%, 10/04/23		1,180	1,181,259
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 4.02%, 06/22/26		2,018	2,023,136
IRB Holding Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.55%, 02/05/25		2,311	2,300,535
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.05%, 04/03/25		875	874,369
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.40%, 12/15/24		643	646,202
NASCAR Holdings, Inc., Term Loan B, 07/26/26(g)		737	740,228
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 4.48%, 10/15/25		368	368,566

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.98%, 04/29/24	USD	772	$741,399
Sabre GLBL, Inc., 2018 Term Loan B, 02/22/24(g)		1,752	1,755,378
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.98%, 08/14/24		1,849	1,837,868
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.83%, 07/10/25		3,397	3,406,716
Station Casinos LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.74%, 06/08/23		1,823	1,825,383
Whatabrands LLC, Term Loan B, 07/23/26(g)		1,627	1,632,093
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 3.98%, 05/30/25		963	964,535
Wynn Resorts Ltd., Term Loan B, (1 mo. LIBOR + 2.25%), 4.66%, 10/30/24		547	547,660

			36,735,748

Household Products — 0.3%
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan, 07/16/26(g)		827	829,688

Independent Power and Renewable Electricity Producers — 1.4%
AES Corp., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.27%, 05/31/22		453	452,825
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.73%, 01/15/25		764	761,732
Calpine Corp., Term Loan B9, (3 mo. LIBOR + 2.75%), 5.08%, 04/05/26		1,651	1,651,000
EIF Channelview Cogeneration LLC, 2018 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.49%, 05/03/25		263	266,105
Granite Acquisition, Inc., 1.00% Floor):
Term Loan B, (3 mo. LIBOR + 3.50%, 5.82%, 12/19/21		1,251	1,253,367
Term Loan C, (3 mo. LIBOR + 3.50%, 5.83%, 12/19/21		166	166,030

			4,551,059

Industrial Conglomerates — 1.5%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.33%, 11/30/23		2,469	2,348,291

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates (continued)
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.56%, 11/28/21	USD	1,140	$1,125,062
Sundyne US Purchaser, Inc., Term Loan, (1 mo. LIBOR + 4.00%), 6.23%, 05/15/26(b)		1,304	1,301,084

			4,774,437

Insurance — 4.7%
Achilles Acquisition LLC, 2018 Term Loan, (1 mo. LIBOR + 4.00%), 6.25%, 10/13/25(b)		504	504,367
Alliant Holdings I, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.27%, 05/09/25		2,225	2,192,148
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 5.63%, 05/09/25		1,114	1,105,177
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.01%, 01/25/24		2,392	2,392,364
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.50%), 5.73%, 10/22/24		1,773	1,762,796
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 12/02/24		1,119	1,102,176
Hub International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.27%, 04/25/25		1,945	1,924,028
Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.48%, 12/31/25		3,907	3,842,701
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.48%, 06/22/23		505	499,970

			15,325,727

Interactive Media & Services — 1.4%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.00%), 4.23%, 02/15/24		1,371	1,375,309
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.33%, 05/01/24		509	481,538
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.58%, 11/03/23		981	908,158
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.98%, 05/06/24		776	717,522

Security		Par (000)	Value

Interactive Media & Services (continued)
ZPG PLC, 2018 Term Loan B, (LIBOR - GBP + 4.50%), 5.22%, 07/23/25	GBP	1,000	$1,189,747

			4,672,274

Internet & Direct Marketing Retail — 0.2%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.73%, 08/18/23	USD	801	786,241

IT Services — 3.6%
Altran Technologies SA, 1st Lien Term Loan, (3 mo. LIBOR + 2.50%), 4.89%, 03/20/25		410	409,427
Epicor Software Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.49%, 06/01/22		1,312	1,308,138
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.73%, 11/27/24		563	564,933
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.83%, 08/01/24		825	756,528
Global Payments, Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 3.98%, 04/21/23		521	520,742
2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 3.98%, 10/17/25		174	174,071
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.48%, 12/01/23		989	982,890
Optiv Security, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.48%, 02/01/24		403	368,843
Outfront Media Capital LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.36%, 03/18/24		120	120,298
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.83%, 08/01/25(b)		795	655,875
Trans Union LLC:
2018 Term Loan B4, (1 mo. LIBOR + 2.00%), 4.23%, 06/19/25		11	10,904
Term Loan B3, (1 mo. LIBOR + 2.00%), 4.23%, 04/10/23		2,953	2,959,026

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

IT Services (continued)
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 4.48%, 05/15/26	USD	2,850	$2,850,934

			11,682,609

Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.83%, 06/19/24(b)		632	619,819

Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 5.48%, 08/30/24		338	333,399
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 9.23%, 08/30/25(b)		240	239,400

			572,799

Machinery — 1.7%
Clark Equipment Co., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.33%, 05/18/24		454	453,179
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 4.83%, 01/31/24(b)		96	96,012
Gardner Denver, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.98%, 07/30/24		1,408	1,410,454
Terex Corp., 2019 Term Loan B1, (2 mo. LIBOR + 2.75%), 5.10%, 01/31/24		199	199,625
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.23%, 03/28/25		3,101	2,942,019
Welbilt, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.73%, 10/23/25		604	597,403

			5,698,692

Media — 11.4%
Altice Financing SA:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.06%, 01/31/26		424	407,564
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.08%, 07/15/25		165	157,337
Altice France SA:
2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.33%, 08/14/26		2,202	2,189,780
USD Term Loan B12, (1 mo. LIBOR + 3.69%), 6.01%, 01/31/26(b)		332	328,349

Security	Par (000)		Value

Media (continued)
Charter Communications Operating LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.33%, 04/30/25	USD	2,764	$2,767,669
CSC Holdings LLC(b):
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.58%, 07/17/25		831	827,560
2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.83%, 01/25/26		1,032	1,030,648
Cumulus Media New Holdings, Inc., Exit Term Loan, 05/15/22(g)		428	430,915
Diamond Sports Group LLC, Term Loan, 07/17/26(g)		1,908	1,911,148
Gray Television, Inc.:
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.58%, 02/07/24		371	370,994
2018 Term Loan C, (3 mo. LIBOR + 2.50%), 4.83%, 01/02/26		589	590,417
Hubbard Radio LLC, 2015 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.74%, 03/28/25		132	131,395
iHeartCommunications, Inc., Exit Term Loan, 05/01/26(g)		2,599	2,616,041
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.74%, 01/02/24		1,182	1,191,387
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.49%, 12/01/23		1,529	1,531,603
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.48%, 03/24/25		889	887,286
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR + 1.75%), 4.00%, 10/31/23		288	288,228
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 4.10%, 02/15/24		486	486,102
Meredith Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.98%, 01/31/25		476	477,768
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.98%, 09/13/24		512	508,979
Midcontinent Communications, 2019 Term Loan B, 07/16/26(b)(g)		458	459,914
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 06/19/26(g)		960	959,798
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 3.00%), 5.23%, 05/29/26		1,012	1,018,689

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
PSAV Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.61%, 03/01/25	USD	626	$608,696
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.23%, 02/01/24		1,426	1,409,832
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 4.49%, 01/03/24		618	616,801
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.24%, 09/28/23(b)		2,254	2,251,243
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 5.23%, 01/27/24		2,255	2,250,648
Unitymedia Finance LLC:
Term Loan B, (3 mo. LIBOR + 2.25%), 4.60%, 09/30/25		1,245	1,243,929
USD Term Loan D, (3 mo. LIBOR + 2.25%), 4.60%, 01/15/26		225	224,773
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, (3 mo. LIBOR + 2.00%), 4.35%, 06/01/23		1,093	1,091,436
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.98%, 03/15/24		707	691,012
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.83%, 01/15/26		1,146	1,148,155
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.99%, 05/18/25		2,719	2,642,562
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.83%, 04/15/25		1,476	1,466,169

			37,214,827

Metals & Mining — 0.7%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 7.02%, 07/24/25		495	487,458
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 03/08/24		1,635	1,636,486

			2,123,944

Multiline Retail — 0.6%
Eyemart Express LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.31%, 08/04/24		594	590,204
Hudson’s Bay Co., 2015 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.64%, 09/30/22		884	883,339

Security		Par (000)	Value

Multiline Retail (continued)
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.00%), 8.38%, 10/25/23	USD	594	$508,858

			1,982,401

Oil & Gas Equipment & Services — 0.2%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.23%, 05/09/25		837	798,304

Oil, Gas & Consumable Fuels — 1.0%
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.98%, 11/03/25		513	475,808
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor), 12.62%, 12/31/21		712	713,107
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.74%, 09/27/24		759	759,097
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 5.98%, 12/13/25		805	801,013
EG Group Ltd., 2018 Term Loan B, (3 mo. LIBOR + 4.00%), 6.33%, 02/07/25		489	483,465

			3,232,490

Personal Products — 0.3%
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 4.23%, 01/26/24		933	932,330

Pharmaceuticals — 4.4%
Akorn, Inc., Term Loan B, 04/16/21(g)		—	132
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.75%, 05/04/25		657	607,475
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 6.50%, 04/29/24		1,726	1,572,004
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.60%, 01/31/25		2,217	2,221,881
Jaguar Holding Co. II, 2018 Term Loan, 08/18/22(g)		4,452	4,442,064

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 06/02/25(g)	USD	5,473	$5,490,776

			14,334,332

Professional Services — 1.6%
Cast and Crew Payroll LLC, 2019 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 6.25%, 02/09/26		1,280	1,285,871
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 7.24%, 02/06/26		2,456	2,470,589
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.23%, 04/02/25		721	721,134
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 7.79%, 08/04/25(b)		691	672,241

			5,149,835

Real Estate Management & Development — 2.2%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.48%, 04/18/24		2,884	2,887,935
DTZ US Borrower LLC, 2018 Add On Term Loan B, (1 mo. LIBOR + 3.25%), 5.48%, 08/21/25		1,929	1,935,162
Forest City Enterprises LP, Term Loan B, (1 mo. LIBOR + 4.00%), 6.23%, 12/07/25		1,300	1,309,619
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.52%, 02/08/25		483	459,411
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.23%, 01/23/25		735	732,004

			7,324,131

Road & Rail — 0.2%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.48%, 09/29/25		451	450,171
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.73%, 06/13/23		230	211,447

			661,618

Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.24%, 05/29/25		528	527,822

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Versum Materials, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 4.33%, 09/29/23	USD	574	$573,058

			1,100,880

Software — 16.9%
Applied Systems, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 5.33%, 09/19/24		1,657	1,650,711
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 9.33%, 09/19/25		302	303,889
BMC Software Finance, Inc., 2017 Term Loan, 10/02/25(g)		1,820	1,749,474
Cypress Intermediate Holdings III, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 4.99%, 04/26/24		555	548,426
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 8.98%, 04/27/25		496	500,548
Dell, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.24%, 09/07/23		1,641	1,644,754
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.78%, 05/28/24		901	769,557
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 7.01%, 09/30/23		876	799,312
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 5.98%, 10/01/25		4,696	4,690,811
Help/Systems Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.08%, 03/28/25		718	710,127
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.08%, 02/01/22		4,435	4,434,293
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.48%, 08/05/22		2,576	2,586,537
Kronos, Inc., 1.00% Floor):
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 5.58%, 11/01/23		3,168	3,169,032
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 10.83%, 11/01/24		1,315	1,355,278
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.99%, 09/30/24		2,626	2,624,919

12

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.48%, 11/29/24	USD	2,375	$2,249,803
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.48%, 12/01/25(b)		523	490,625
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 5.48%, 05/30/25		431	417,946
RP Crown Parent LLC, 2016 Term Loan B, 10/12/23(g)		1,445	1,440,764
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.82%, 08/01/25		616	605,897
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.98%, 02/05/24		2,875	2,873,905
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 4.98%, 03/03/23		3,312	3,299,921
SonicWALL, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 6.02%, 05/16/25(b)		347	319,585
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.58%, 09/30/22		3,540	3,538,884
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.48%, 04/16/25		1,024	1,022,851
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.48%, 07/08/22		1,177	1,176,386
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.48%, 04/16/25		1,503	1,502,447
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 4.48%, 04/16/25		1,093	1,092,265
Tempo Acquisition LLC, Term Loan, 05/01/24(g)		2,620	2,623,695
Tibco Software, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.00%), 6.39%, 06/30/26		2,697	2,699,096
Ultimate Software Group, Inc., Term Loan B, (3 mo. LIBOR + 3.75%), 6.08%, 05/04/26		1,472	1,482,804

Security		Par (000)	Value

Software (continued)
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.48%, 07/02/25	USD	1,089	$1,068,083

			55,442,625

Specialty Retail — 1.6%
Belron Finance US LLC:
2018 Term Loan B, (3 mo. LIBOR + 2.50%), 5.04%, 11/13/25(b)		278	278,646
Term Loan B, (3 mo. LIBOR + 2.50%), 5.07%, 11/07/24		1,487	1,488,287
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR — GBP + 4.25%), 4.25%, 06/23/25	GBP	1,000	1,201,762
IAA, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 4.63%, 06/28/26	USD	523	524,904
Leslie’s Poolmart, Inc., 2018 Term Loan, (2 mo. LIBOR + 3.50%, 1.00% Floor), 5.76%, 08/16/23		643	602,534
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.08%, 08/18/21		529	517,411
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 8.08%, 12/20/24		768	768,300

			5,381,844

Technology Hardware, Storage & Peripherals — 0.8%
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 4.01%, 04/29/23		2,551	2,528,923

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, (1 mo. LIBOR + 5.25%, 1.00% Floor), 7.48%, 08/12/22		1,452	1,450,106
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.73%, 12/15/24		325	319,771

			1,769,877

Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.27%, 05/23/25		2,115	2,107,882

Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.62%, 01/02/25		729	725,268

13

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors (continued)
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.23%, 08/13/25(b)	USD	495	$495,618
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 3.98%, 10/17/23		2,408	2,412,227
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%), 5.98%, 01/04/23		162	161,875
United Rentals, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 3.98%, 10/31/25		137	136,801

			3,931,789

Transportation — 0.2%
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.83%, 08/18/22(b)		299	296,639
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.38%, 02/01/25		511	495,429

			792,068

Utilities — 0.3%
ExGen Renewables IV LLC, Term Loan B, 11/28/24(g)		1,178	1,135,680

Wireless Telecommunication Services — 1.4%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.24%, 03/22/24		1,216	1,139,566
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 12/07/20(h)		902	751,648
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.24%, 04/11/25		2,615	2,606,526

			4,497,740

Total Floating Rate Loan Interests — 134.8% (Cost — $444,920,311)			441,449,358

Security	Shares	Value

Investment Companies — 4.9%

United States — 4.9%
Invesco Senior Loan ETF	705,000	$16,088,100

Total Investment Companies — 4.9% (Cost — $15,963,179)		16,088,100

	Beneficial Interests (000)

Other Interests(i) — 0.0%

Afghanistan — 0.0%
Lear Corp. Escrow(a)(b)(d)	500	5

United States — 0.0%
Millennium Corp.(b)	991	—
Millennium Lender Claims(b)	930	—

		—

Total Other Interests — 0.0% (Cost — $—)		5

	Shares

Warrants — 0.1%

Media — 0.1%
iHeartMedia, Inc. (Expires 05/01/39)	27,059	404,776

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 12/20/20)(b)	2,642	—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 07/01/20)(b)	292	—

Total Warrants — 0.1% (Cost — $489,778)		404,776

Total Long-Term Investments — 141.6% (Cost — $467,472,582)		463,776,695

Options Purchased — 0.0% (Cost — $56,017)		28,645

Total Investments — 141.6% (Cost — $467,528,599)		463,805,340

Liabilities in Excess of Other Assets — (41.6)%		(136,336,864)

Net Assets — 100.0%		$327,468,476

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $546,720 representing 0.2% of its net assets as of period end, and an original cost of $528,376.

(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

14

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT)

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	282,908	(282,908)	—	$—	$2,020	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

OTC	Over-the-Counter

PIK	Payment-In-Kind

S&P	S&P Global Ratings

SPDR	Standard & Poor’s Depository Receipts

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	893,442	EUR	783,000	UBS AG	08/06/19	$26,383
USD	3,167,148	GBP	2,493,000	State Street Bank and Trust Co.	08/06/19	134,842
USD	872,659	EUR	781,000	BNP Paribas S.A.	09/05/19	5,746
USD	3,019,168	GBP	2,474,000	Nomura International PLC	09/05/19	5,535

						172,506

EUR	781,000	USD	870,591	BNP Paribas S.A.	08/06/19	(5,747)
GBP	2,474,000	USD	3,014,831	Nomura International PLC	08/06/19	(5,635)

						(11,382)

						$161,124

15

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	210	08/16/19	USD	305.00	USD	6,246	$10,500
SPDR S&P 500 ETF Trust	105	08/16/19	USD	307.00	USD	3,123	2,257
iShares iBoxx USD High Yield Corporate Bond ETF	75	08/16/19	USD	87.00	USD	652	1,463
iShares iBoxx USD High Yield Corporate Bond ETF	65	08/16/19	USD	88.00	USD	565	98
SPDR S&P 500 ETF Trust	105	09/20/19	USD	315.00	USD	3,123	3,517

							17,835

Put
SPDR S&P 500 ETF Trust	115	08/16/19	USD	285.00	USD	3,420	10,810

							$28,645

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

16

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT)

The following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$284,063	$45,852	$216,751	$546,666
Corporate Bonds	—	4,741,070	546,720	5,287,790
Floating Rate Loan Interests	—	417,143,189	24,306,169	441,449,358
Investment Companies	16,088,100	—	—	16,088,100
Other Interests	—	—	5	5
Warrants	—	404,776	—	404,776
Options Purchased	28,645	—	—	28,645
Liabilities:
Unfunded Floating Rate Loan Interests(a)	—	(227)	—	(227)

	$16,400,808	$422,334,660	$25,069,645	$463,805,113

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$172,506	$—	$172,506
Liabilities:
Forward foreign currency contracts	—	(11,382)	—	(11,382)

	$—	$161,124	$—	$161,124

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

17

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Floating Rate Income Trust (BGT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Floating Rate Loan Interests	Warrants	Options Purchased	Total
Assets:
Opening balance, as of October 31, 2018	$2,699,975	$529,149	$—	$27,220,796	$5	$(138)	$—	$—	$30,449,787
Transfers into Level 3(a)	—	—	—	13,337,632	—	—	—	—	13,337,632
Transfers out of Level 3(b)	—	—	—	(10,869,540)	—	—	—	—	(10,869,540)
Accrued discounts/premiums	—	—	696	7,899	—	—	—	—	8,595
Net realized gain (loss)	(65,300)	(238,995)	1,822	(683,878)	—	—	(46,375)	(25,422)	(1,058,148)
Net change in unrealized appreciation (depreciation)(c)	25	135,111	18,344	(257,459)	—	138	46,375	25,422	(32,044)
Purchases	—	131,156	527,680	9,794,656	—	—	—	—	10,453,492
Sales	(2,634,700)	(339,670)	(1,822)	(14,243,937)	—	—	—	—	(17,220,129)

Closing Balance, as of July 31, 2019	$—	$216,751	$546,720	$24,306,169	$5	$—	$—	$—	$25,069,645

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2019(c)	$—	$(161,014)	$18,344	$(653,734)	$—	$—	$—	$—	$(796,404)

(a)

As of October 31, 2018, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2019, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of October 31, 2018, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2019, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

18